Estimated Fair Value of Convertible Preferred Stock Warrant determined Using Black-Sholes Option Pricing Mode (Detail)	1 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2006	May 22, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated term equal to the remaining contractual term	10 years
Volatility	71.00%	79.00%	70.00%	82.00%	85.00%	78.00%
Dividend yield	0.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	4.64%	0.91%	0.72%	0.60%	0.90%	2.40%
Estimated term equal to the remaining contractual term		3 years 9 months 18 days	4 years 8 months 12 days	4 years 2 months 12 days	5 years 2 months 12 days	6 years 2 months 12 days
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	4.50%	0.11%	0.33%	0.30%	0.40%	1.50%
Estimated term equal to the remaining contractual term		1 year 8 months 12 days	2 years 7 months 6 days	2 years 1 month 6 days	3 years 1 month 6 days	4 years 1 month 6 days